Offsetting Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities [abstract]
Derivatives cleared through CME	$ 964	$ 355